CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 12:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker. Segments are managed separately and can be described as follows:

Fixed Networks provides advanced fixed broadband satellite communication networks, satellite communication systems and associated professional services and comprehensive turnkey solutions and fully managed satellite network services solutions. The Company’s customers are service providers, satellite operators, mobile network operators, or MNOs, telecommunication companies, or Telcos, and large enterprises, consumers and governments worldwide. In addition, it includes the Company’s network operation in Peru.

Mobility Solutions provides advanced on-the-move satellite communications equipment, systems and solutions, including airborne, maritime and ground-mobile satellite systems and solutions. The Company’s product portfolio comprises of high-speed modems, high performance on-the-move antennas and high efficiency, high power SSPAs and BUCs. The Company’s customers are service providers, system integrators, defense and homeland security organizations, as well as other commercial entities worldwide.

Terrestrial Infrastructure Projects includes the Company's construction of fiber network in Peru.

a.Information on the reportable segments:

1.The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 12:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

2.Financial data relating to reportable operating segments:

	Six months ended June 30, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$44,790	$33,207	$7,991	$85,988
Cost of revenues	32,254	23,427	11,833	67,514

Gross profit (loss)	12,536	9,780	(3,842)	18,474

Research and development, net	4,180	9,121	-	13,301
Selling and marketing	6,326	2,304	20	8,650
General and administrative	4,842	2,185	764	7,791
Merger and acquisition costs	-	-	-	2,951

Operating loss	(2,812)	(3,830)	(4,626)	(14,219)
Financial expenses, net				1,429
Loss before taxes				(15,648)
Taxes on income				332
Net loss				(15,980)

Depreciation and amortization Expenses	$3,170	$2,061	$40	$5,271

	Six months ended June 30, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$66,836	$43,499	$11,459	$121,794
Cost of revenues	39,821	22,983	13,435	76,239

Gross profit (loss)	27,015	20,516	(1,976)	45,555

Research and development, net	5,323	10,075	-	15,398
Selling and marketing	7,673	3,590	25	11,288
General and administrative	5,635	3,114	778	9,527

Operating income (loss)	8,384	3,737	(2,779)	9,342
Financial expenses, net				1,400
Income before taxes				7,942
Taxes on income				1,713
Net income				6,229

Depreciation and amortization Expenses	$3,304	$2,340	$37	$5,681

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 12:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

b.Disaggregation of Revenues:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended June 30,
	2020	2019

Latin America	$30,185	$36,528
Asia and Asia Pacific	9,279	27,432
United States	36,499	46,076
Europe	10,025	11,758

	$85,988	$121,794

c.The Company's long-lived assets are located as follows:

Property and Equipment, net:

	June 30, 2020	December 31, 2019

Israel	$60,982	$62,531
Latin America	2,817	3,828
United States	5,282	6,159
Europe	8,702	9,025
Other	998	1,041

	$78,781	$82,584

d.The table below represents the revenues from major customers:

	Six months ended June 30,
	2020	2019

Customer A	21%	*	)
Customer B	16%	17%

*) Less than 10%

Customer A is located in Peru and Customer B is located in North America.